GOODWILL, BROADCAST LICENSES AND OTHER INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 29, 2013
GOODWILL, BROADCAST LICENSES AND OTHER INTANGIBLE ASSETS [Abstract]
Gross carrying amount, accumulated amortization and net carrying amount of the major classes of definite-lived intangible assets
The gross carrying amount, accumulated amortization and net carrying amount of the major classes of definite-lived intangible assets as of December 29, 2013 and December 30, 2012 is as follows:

	Gross		Net
	Carrying	Accumulated	Carrying
	Amount	Amortization	Amount
December 29, 2013
Network affiliation agreements	$66,078	$(9,905)	$56,173
Customer lists	4,149	(3,661)	488
Non-compete agreements	8,510	(8,510)	-
Other	2,726	(1,624)	1,102
Total	$81,463	$(23,700)	$57,763

December 30, 2012
Network affiliation agreements	$66,078	$(7,261)	$58,817
Customer lists	4,149	(3,525)	624
Non-compete agreements	8,510	(8,501)	9
Other	2,726	(1,558)	1,168
Total	$81,463	$(20,845)	$60,618

Weighted average amortization period
During 2012, our community publications business reporting unit sold all but two of its northern Wisconsin publications.  As part of the transactions, we wrote off customer lists, non-compete agreements and other intangible assets with a net carrying amount of $390.

Weighted-average amortization period:	Years
Network affiliation agreements	25
Customer lists	9
Non-compete agreements	5
Other	16

Changes in the carrying amount of goodwill by reporting segment
The changes in the carrying amount of goodwill by reporting segment during the years ended December 29, 2013 and December 30, 2012 are as follows:

	Television	Radio	Publishing	Total

Goodwill	$169,018	$64,958	$20,579	$254,555
Accumulated impairment losses	(164,205)	(64,958)	(16,722)	(245,885)
Balance as of December 25, 2011	4,813	-	3,857	8,670

Goodwill related to the sale of a business	-	-	(923)	(923)
Goodwill related to the purchase of a business	116,124	1,947	-	118,071
Goodwill	285,142	66,905	19,656	371,703
Accumulated impairment losses	(164,205)	(64,958)	(16,722)	(245,885)
Balance as of December 30, 2012	120,937	1,947	2,934	125,818

Adjustment of Nashville NewsChannel 5 Network, LLC Goodwill	(1,447)	-	-	(1,447)
Goodwill related to the purchase of a business	-	331	-	331
Goodwill	283,695	67,236	19,656	370,587
Accumulated impairment losses	(164,205)	(64,958)	(16,722)	(245,885)
Accumulated impairment loss adjustment for segment reporting	(30,731)	30,731	-	-
Balance as of December 29, 2013	$88,759	$33,009	$2,934	$124,702